Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000012489 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	5.84%
C000012489 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	5.58%
C000012489 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.11%
C000012489 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	4.79%
C000012489 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.78%
C000012489 | Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	3.96%
C000012489 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.74%
C000012489 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	3.46%
C000012489 | S&P Global, Inc.None_78409V104
Holdings [Line Items]
Percent of Total Investments	3.29%
C000012489 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	2.88%
C000012489 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.20%
C000012489 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000012489 | Financials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000012489 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012489 | Materials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012489 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012489 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012489 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102025 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.82%
C000102025 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.62%
C000102025 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.29%
C000102025 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.16%
C000102025 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	4.75%
C000102025 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	4.26%
C000102025 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.23%
C000102025 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.08%
C000102025 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.95%
C000102025 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.48%
C000102025 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.30%
C000102025 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000102025 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000102025 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.00%
C000102025 | Materials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000102025 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.90%
C000102025 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.50%
C000195205 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.82%
C000195205 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.62%
C000195205 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.29%
C000195205 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.16%
C000195205 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	4.75%
C000195205 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	4.26%
C000195205 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.23%
C000195205 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.08%
C000195205 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.95%
C000195205 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.48%
C000195205 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.30%
C000195205 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000195205 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000195205 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195205 | Materials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000195205 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.90%
C000195205 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.50%
C000231957 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.82%
C000231957 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.62%
C000231957 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.29%
C000231957 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.16%
C000231957 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	4.75%
C000231957 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	4.26%
C000231957 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.23%
C000231957 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.08%
C000231957 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.95%
C000231957 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.48%
C000231957 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.30%
C000231957 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000231957 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000231957 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.00%
C000231957 | Materials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231957 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.90%
C000231957 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.50%
C000115949 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.86%
C000115949 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.08%
C000115949 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115949 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.39%
C000115949 | Core & Main, Inc.NoneA_21874C102
Holdings [Line Items]
Percent of Total Investments	3.27%
C000115949 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.21%
C000115949 | Manhattan Associates, Inc.None_562750109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115949 | Murphy USA, Inc.None_626755102
Holdings [Line Items]
Percent of Total Investments	3.11%
C000115949 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	3.04%
C000115949 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	2.95%
C000115949 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.60%
C000115949 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.20%
C000115949 | Financials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000115949 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.40%
C000115949 | Materials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000115949 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.30%
C000115949 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000195206 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.86%
C000195206 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.08%
C000195206 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	3.50%
C000195206 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.39%
C000195206 | Core & Main, Inc.NoneA_21874C102
Holdings [Line Items]
Percent of Total Investments	3.27%
C000195206 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.21%
C000195206 | Manhattan Associates, Inc.None_562750109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195206 | Murphy USA, Inc.None_626755102
Holdings [Line Items]
Percent of Total Investments	3.11%
C000195206 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	3.04%
C000195206 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	2.95%
C000195206 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.60%
C000195206 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.20%
C000195206 | Financials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000195206 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.40%
C000195206 | Materials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000195206 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.30%
C000195206 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000256263 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.86%
C000256263 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.08%
C000256263 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256263 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.39%
C000256263 | Core & Main, Inc.NoneA_21874C102
Holdings [Line Items]
Percent of Total Investments	3.27%
C000256263 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.21%
C000256263 | Manhattan Associates, Inc.None_562750109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256263 | Murphy USA, Inc.None_626755102
Holdings [Line Items]
Percent of Total Investments	3.11%
C000256263 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	3.04%
C000256263 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	2.95%
C000256263 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.60%
C000256263 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.20%
C000256263 | Financials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000256263 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.40%
C000256263 | Materials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000256263 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.30%
C000256263 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%